Stock-Based Compensation - Summary of the Company's restricted stock activity (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Beginning balance, Unvested shares	37,465
Shares, Vested	(31,109)
Ending balance, Unvested shares	6,356
Weighted- Average Grant-Date Fair Value, Vested	$ 0.54
Ending balance, Weighted- Average Grant-Date Fair Value	$ 0.76	$ 0.37